Gotham Short Strategies ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 86.8%	Shares		Value
Advertising - 0.5%
Omnicom Group, Inc.	412		$29,639
Trade Desk, Inc. - Class A (a)	333		23,973
			53,612

Aerospace/Defense - 0.4%
AeroVironment, Inc. (a)	33		9,403
Leonardo DRS, Inc.	697		32,397
Lockheed Martin Corp.	2		926
			42,726

Agriculture - 0.5%
Altria Group, Inc.	1,032		60,506

Airlines - 1.5%
Southwest Airlines Co.	5,139		166,709
United Airlines Holdings, Inc. (a)	95		7,565
			174,274

Apparel - 1.8%
Crocs, Inc. (a)	845		85,581
Deckers Outdoor Corp. (a)	1,110		114,408
Kontoor Brands, Inc.	75		4,948
			204,937

Auto Parts/Equipment - 1.6%
Allison Transmission Holdings, Inc.	477		45,310
BorgWarner, Inc.	3,058		102,382
Gentex Corp.	1,910		42,001
			189,693

Beverages - 0.4%
Constellation Brands, Inc. - Class A	103		16,756
Monster Beverage Corp. (a)	442		27,687
National Beverage Corp. (a)	16		692
			45,135

Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc. (a)	1,563		85,918
Exelixis, Inc. (a)	2,422		106,750
Halozyme Therapeutics, Inc. (a)	756		39,327
PTC Therapeutics, Inc. (a)	3		146
United Therapeutics Corp. (a)	176		50,574
			282,715

Building Materials - 1.8%
Carrier Global Corp.	2,764		202,297

Chemicals - 2.0%
CF Industries Holdings, Inc.	185		17,020
Element Solutions, Inc.	6,058		137,213
NewMarket Corp.	37		25,562
Sherwin-Williams Co.	152		52,191
			231,986

Coal - 0.3%
Teck Resources Ltd. - Class B	965		38,967

Commercial Services - 3.6%
Automatic Data Processing, Inc.	402		123,977
Cintas Corp.	183		40,785
Equifax, Inc.	156		40,462
Graham Holdings Co. - Class B	11		10,408
Paylocity Holding Corp. (a)	77		13,951
RB Global, Inc.	71		7,539
Robert Half, Inc.	1,634		67,076
Verisk Analytics, Inc.	94		29,281
WillScot Holdings Corp.	3,045		83,433
			416,912

Computers - 5.5%
Accenture PLC - Class A	62		18,531
Amdocs Ltd.	291		26,551
CGI, Inc. - Class A	23		2,411
D-Wave Quantum, Inc. (a)	177		2,591
Gartner, Inc. (a)	352		142,286
KBR, Inc.	655		31,401
Kyndryl Holdings, Inc. (a)	4,053		170,064
Western Digital Corp.	3,869		247,577
			641,412

Cosmetics/Personal Care - 0.8%
Coty, Inc. - Class A (a)	116		539
elf Beauty, Inc. (a)	68		8,462
Interparfums, Inc.	3		394
Kenvue, Inc.	3,609		75,536
Prestige Consumer Healthcare, Inc. (a)	28		2,236
			87,167

Distribution/Wholesale - 0.2%
Rush Enterprises, Inc. - Class A	307		15,814
W.W. Grainger, Inc.	5		5,201
			21,015

Electric - 0.7%
Algonquin Power & Utilities Corp.	13,412		76,851
Vistra Corp.	6		1,163
			78,014

Electrical Components/Equipment - 0.6%
Novanta, Inc. (a)	512		66,012

Electronics - 4.8%
Advanced Energy Industries, Inc.	475		62,938
Allegion PLC	530		76,384
Keysight Technologies, Inc. (a)	698		114,374
NEXTracker, Inc. - Class A (a)	1,808		98,301
nVent Electric PLC	1,585		116,101
Sensata Technologies Holding PLC	2,956		89,005
			557,103

Energy-Alternate Sources - 0.5%
Enphase Energy, Inc. (a)	1,371		54,360

Engineering/Construction - 0.1%
Exponent, Inc.	192		14,344

Entertainment - 0.6%
Caesars Entertainment, Inc. (a)	577		16,381
DraftKings, Inc. - Class A (a)	1,139		48,852
			65,233

Environmental Control - 0.1%
GFL Environmental, Inc.	55		2,775
Veralto Corp.	42		4,240
			7,015

Food - 2.9%
Cal-Maine Foods, Inc.	622		61,970
Campbell's Co.	1,686		51,676
Conagra Brands, Inc.	4,461		91,317
Kraft Heinz Co.	212		5,474
Lamb Weston Holdings, Inc.	1,440		74,664
Pilgrim's Pride Corp.	281		12,639
Sprouts Farmers Market, Inc. (a)	78		12,842
Tyson Foods, Inc. - Class A	23		1,286
US Foods Holding Corp. (a)	285		21,948
			333,816

Gas - 0.4%
Brookfield Infrastructure Corp. - Class A	865		35,984
New Jersey Resources Corp.	353		15,822
			51,806

Hand/Machine Tools - 0.0%(b)
Snap-on, Inc.	11		3,423

Healthcare-Products - 4.6%
Baxter International, Inc.	5,780		175,018
Edwards Lifesciences Corp. (a)	870		68,043
Globus Medical, Inc. - Class A (a)	2,599		153,393
iRhythm Technologies, Inc. (a)	79		12,163
Penumbra, Inc. (a)	315		80,838
Repligen Corp. (a)	135		16,791
STERIS PLC	116		27,866
			534,112

Healthcare-Services - 2.8%
Centene Corp. (a)	451		24,480
Charles River Laboratories International, Inc. (a)	1,165		176,765
CorVel Corp. (a)	175		17,986
DaVita, Inc. (a)	226		32,194
Elevance Health, Inc.	36		14,003
HealthEquity, Inc. (a)	538		56,361
Humana, Inc.	24		5,868
			327,657

Home Builders - 0.4%
Cavco Industries, Inc. (a)	5		2,172
Champion Homes, Inc. (a)	765		47,897
			50,069

Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A	473		35,125

Household Products/Wares - 0.8%
Clorox Co.	593		71,202
Kimberly-Clark Corp.	146		18,822
Reynolds Consumer Products, Inc.	16		343
			90,367

Internet - 2.8%
eBay, Inc.	265		19,732
Gen Digital, Inc.	339		9,966
Lyft, Inc. - Class A (a)	6,060		95,506
Maplebear, Inc. (a)	3,217		145,537
Q2 Holdings, Inc. (a)	597		55,873
			326,614

Lodging - 0.6%
Wyndham Hotels & Resorts, Inc.	782		63,506

Machinery-Diversified - 0.5%
Cognex Corp.	412		13,069
Esab Corp.	82		9,885
Graco, Inc.	148		12,723
Middleby Corp. (a)	43		6,192
Mueller Water Products, Inc. - Class A	667		16,035
Watts Water Technologies, Inc. - Class A	1		246
			58,150

Media - 3.4%
Charter Communications, Inc. - Class A (a)	172		70,315
Fox Corp. - Class A	2,618		146,713
Nexstar Media Group, Inc.	581		100,484
Warner Bros Discovery, Inc. (a)	7,010		80,335
			397,847

Metal Fabricate/Hardware - 1.1%
Valmont Industries, Inc.	380		124,097

Mining - 3.4%
Agnico Eagle Mines Ltd.	89		10,585
Barrick Mining Corp.	1,226		25,525
Kinross Gold Corp.	9,319		145,656
Newmont Corp.	3		175
Pan American Silver Corp.	5,783		164,237
Royal Gold, Inc.	22		3,913
Southern Copper Corp.	0	(c)	28
Wheaton Precious Metals Corp.	468		42,026
			392,145

Miscellaneous Manufacturing - 1.6%
3M Co.	812		123,619
A.O. Smith Corp. - Class A	265		17,376
Axon Enterprise, Inc. (a)	28		23,182
Illinois Tool Works, Inc.	67		16,566
			180,743

Oil/Gas - 2.4%
Antero Resources Corp. (a)	1,869		75,283
APA Corp.	430		7,865
California Resources Corp.	278		12,696
Canadian Natural Resources Ltd.	759		23,833
Cenovus Energy, Inc.	5		68
Permian Resources Corp. - Class A	9,199		125,290
Texas Pacific Land Corp.	36		38,030
			283,065

Oil/Gas Services - 0.5%
ChampionX Corp.	31		770
NOV, Inc.	4,169		51,821
Schlumberger NV	109		3,684
TechnipFMC PLC	91		3,134
			59,409

Packaging/Containers - 0.9%
Crown Holdings, Inc.	764		78,677
Sealed Air Corp.	875		27,151
			105,828

Pharmaceuticals - 4.0%
Alkermes PLC (a)	4,289		122,708
Jazz Pharmaceuticals PLC (a)	1,604		170,216
Johnson & Johnson	22		3,361
Pfizer, Inc.	3,168		76,792
Zoetis, Inc.	609		94,974
			468,051

Pipelines - 1.0%
TC Energy Corp.	2,353		114,803
Retail - 3.0%
CarMax, Inc. (a)	1,220		81,996
Casey's General Stores, Inc.	10		5,103
Costco Wholesale Corp.	17		16,829
Darden Restaurants, Inc.	65		14,168
Domino's Pizza, Inc.	120		54,072
Five Below, Inc. (a)	988		129,606
Lithia Motors, Inc.	7		2,365
McDonald's Corp.	33		9,641
Ross Stores, Inc.	210		26,792
TJX Cos., Inc.	31		3,828
			344,400

Semiconductors - 4.4%
GLOBALFOUNDRIES, Inc. (a)	2,770		105,814
Micron Technology, Inc.	1,626		200,404
Onto Innovation, Inc. (a)	260		26,242
Qorvo, Inc. (a)	1,413		119,978
Silicon Laboratories, Inc. (a)	364		53,639
			506,077

Software - 10.1%
ACI Worldwide, Inc. (a)	1,846		84,750
Adobe, Inc. (a)	279		107,940
AvePoint, Inc. (a)	24		463
C3.ai, Inc. - Class A (a)	649		15,946
Clearwater Analytics Holdings, Inc. - Class A (a)	3,994		87,588
Commvault Systems, Inc. (a)	30		5,230
Dayforce, Inc. (a)	103		5,705
Dropbox, Inc. - Class A (a)	373		10,668
Guidewire Software, Inc. (a)	501		117,960
Intuit, Inc.	157		123,658
MongoDB, Inc. (a)	3		630
Paychex, Inc.	264		38,401
Paycom Software, Inc.	409		94,643
Pegasystems, Inc.	1,911		103,442
PTC, Inc. (a)	417		71,866
ROBLOX Corp. - Class A (a)	893		93,944
SPS Commerce, Inc. (a)	34		4,627
Waystar Holding Corp. (a)	2,141		87,503
Zoom Communications, Inc. - Class A (a)	1,393		108,626
			1,163,590

Telecommunications - 2.2%
BCE, Inc.	836		18,534
Credo Technology Group Holding Ltd. (a)	672		62,221
Juniper Networks, Inc.	4,123		164,631
Ubiquiti, Inc.	28		11,526
			256,912

Toys/Games/Hobbies - 0.9%
Hasbro, Inc.	1,066		78,692
Mattel, Inc. (a)	1,560		30,763
			109,455

Transportation - 1.1%
C.H. Robinson Worldwide, Inc.	725		69,564
Matson, Inc.	553		61,576
			131,140
TOTAL COMMON STOCKS (Cost $9,812,430)			10,047,642

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 4.23%(d)	284,021		284,021
TOTAL SHORT-TERM INVESTMENTS (Cost $284,021)			284,021

TOTAL INVESTMENTS - 89.3% (Cost $10,096,451)			10,331,663
Other Assets in Excess of Liabilities - 10.7%			1,236,965
TOTAL NET ASSETS - 100.0%			$11,568,628
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Represents less than 0.5 shares.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Gotham Short Strategies ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
3M Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	$15,528	$740
A.O. Smith Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,967	52
Accenture PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,793	51
ACI Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	275	2
Adobe, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	12,380	171
AeroVironment, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	855	8
Agnico Eagle Mines Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	951	6
Algonquin Power & Utilities Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	8,480	76
Alkermes PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,327	(1,437)
Alkermes PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,202	(72)
Allison Transmission Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	5,319	78
Altria Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,742	11
Amdocs Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,828	2
APA Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	878	(12)
Automatic Data Processing, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	13,261	(5)
AvePoint, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	39	(1)
Axon Enterprise, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,484	124
Barrick Mining Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	62	(9)
Baxter International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,361	(21)
Baxter International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,211	(23)
BCE, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	355	(4)
BCE, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,663	63
BioMarin Pharmaceutical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,971	(1,608)
BioMarin Pharmaceutical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,044	(51)
BorgWarner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,913	194
BorgWarner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,303	122
Brookfield Infrastructure Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	166	10
Brookfield Infrastructure Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,576	214
C3.ai, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,966	(159)
California Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,370	(31)
Canadian Natural Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	4,019	(28)
CarMax, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	9,006	(46)
Campbell's Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	123	(20)
Campbell's Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	5,548	(463)
Carrier Global Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	17,126	515
Carrier Global Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,343	55
Casey's General Stores, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	510	(1)
Cenovus Energy, Inc.	Morgan Stanley	Receive	0.00%	Termination	05/15/2030	14	0
Centene Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	868	(81)
Centene Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,900	(55)
CF Industries Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,840	13
CGI, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	314	1
CH Robinson Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,525	443
CH Robinson Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,055	13
Champion Homes, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,946	(2,965)
Champion Homes, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	188	(68)
ChampionX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,416	4
Charter Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	6,950	334
Cintas Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	4,903	45
Clearwater Analytics Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,798	(320)
Clearwater Analytics Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,728	(121)
Clorox Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	600	(81)
Clorox Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	8,045	(450)
Commvault Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	697	3
Conagra Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,293	(327)
Conagra Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,495	(768)
Constellation Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,952	11
CorVel Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,850	(93)
Costco Wholesale Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,980	14
Coty, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	47	0
Credo Technology Group Holding Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	6,852	254
Crocs, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	9,318	6
Crown Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,943	260
Crown Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,707	145
Darden Restaurants, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,526	(21)
DaVita, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,991	72
Dayforce, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	609	(2)
Deckers Outdoor Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	12,265	(54)
Dolby Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,787	(213)
Dolby Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	74	2
Domino's Pizza, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	7,210	(104)
DraftKings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	5,533	134
Dropbox, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,516	17
D-Wave Quantum, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	351	(100)
eBay, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,234	12
Edwards Lifesciences Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,977	332
Element Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,601	128
Element Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	12,525	398
Elevance Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,556	38
Enphase Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,071	(4)
Equifax, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	4,150	61
Esab Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,206	28
Exelixis, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,344	325
Exponent, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	822	(37)
Exponent, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	672	(23)
Five Below, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	14,561	498
Fox Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,763	508
Fox Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	13,281	173
Gartner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,446	(247)
Gartner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	14,956	(283)
Gen Digital, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,176	2
Gentex Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,068	16
Gentex Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,187	22
GLOBALFOUNDRIES, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,941	68
GLOBALFOUNDRIES, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,130	810
Globus Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	590	0
Globus Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,408	(5,473)
Graco, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	430	6
Graphic Packaging Holding Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/10/2029	23,978	(6,352)
Guidewire Software, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	12,950	(762)
Halozyme Therapeutics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,526	(95)
Hasbro, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,865	707
HealthEquity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	6,076	134
Humana, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,956	131
Illinois Tool Works, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,484	21
Interparfums, Inc.	Morgan Stanley	Receive	0.00%	Termination	05/15/2030	131	0
Intuit, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	14,177	820
iRhythm Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,232	135
iRhythm Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	308	23
Jazz Pharmaceuticals PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	19,420	(4,208)
Johnson & Johnson	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	458	5
Juniper Networks, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	19,566	1,924
KBR, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,596	(136)
Kenvue, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,663	(576)
Kenvue, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	4,563	(169)
Keysight Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	12,617	165
Kimberly-Clark Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,934	(15)
Kinross Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,690	295
Kinross Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,566	923
Kontoor Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	528	(39)
Kraft Heinz Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	646	(4)
Kyndryl Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,945	1,576
Kyndryl Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,231	136
Lamb Weston Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	8,555	(101)
Leonardo DRS, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	790	83
Leonardo DRS, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,649	271
Lithia Motors, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,027	238
Lyft, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,519	9
Lyft, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,072	(41)
Maplebear, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,862	(91)
Maplebear, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,288	84
Matson, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,349	(1,702)
Mattel, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,068	1,119
McDonald's Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,169	17
Micron Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	22,308	(375)
Middleby Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	864	8
MKS, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	397	74
MongoDB, Inc.	Morgan Stanley	Receive	0.00%	Termination	05/15/2030	210	0
Monster Beverage Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,007	24
Mueller Water Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	962	(32)
Mueller Water Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	841	(50)
National Beverage Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	173	(2)
New Jersey Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,107	(31)
NewMarket Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	691	80
Newmont Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,631	58
Nexstar Media Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,069	441
Nexstar Media Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	519	4
NEXTracker, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	10,874	(661)
NOV, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,308	(1,018)
NOV, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,355	(5)
Novanta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,962	(283)
Novanta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,031	49
nVent Electric PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	7,252	1,157
nVent Electric PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,274	457
Omnicom Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,381	67
Onto Innovation, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,835	155
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	17,892	2,459
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,164	202
Paychex, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,782	(158)
Paycom Software, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	11,107	(258)
Paylocity Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	181	(13)
Paylocity Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,087	11
Pegasystems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,664	1,510
Pegasystems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,299	119
Penumbra, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	8,469	(110)
Permian Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	817	42
Permian Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	13,034	491
Pfizer, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	21,477	738
Pilgrim's Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,754	(33)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	160	(5)
PTC, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,721	411
PTC, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	862	26
Q2 Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	749	27
Q2 Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,990	247
Qorvo, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	11,718	1,864
Qorvo, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,443	140
RB Global, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	850	10
Repligen Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,866	71
Revvity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	0	0
Reynolds Consumer Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	21	0
Robert Half, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	4,926	(988)
Robert Half, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,941	(133)
ROBLOX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,472	1,051
ROBLOX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	6,943	1,268
Ross Stores, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,190	(23)
Royal Gold, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	356	3
Rush Enterprises, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	824	7
Rush Enterprises, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,030	49
Schlumberger NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	406	2
Sealed Air Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,917	(8)
Sensata Technologies Holding PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,605	479
Sensata Technologies Holding PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,144	88
Sherwin-Williams Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	5,837	146
Silicon Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,042	782
Snap-on, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	622	3
Southwest Airlines Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,822	48
Southwest Airlines Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,544	2,228
Sprouts Farmers Market, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,482	24
SPS Commerce, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	408	0
STERIS PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,123	22
TC Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	12,246	974
TC Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,122	38
TechnipFMC PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,033	168
TechnipFMC PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	138	19
Teck Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	9,732	1,683
Teck Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	40	4
Texas Pacific Land Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	3,169	(31)
TJX Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	494	5
Trade Desk, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,808	158
Tyson Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	168	2
Ubiquiti, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,235	87
United Airlines Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,672	184
United Airlines Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	717	44
United Therapeutics Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	10,057	(1,907)
Us Federal Funds Effective Rate (Continuous Series)	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	5,623	(273)
US Foods Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,617	3
US Foods Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	924	56
Valmont Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	16,002	125
Veralto Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,120	72
Verisk Analytics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	2,492	24
Vistra Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	15,311	3,125
Warner Bros Discovery, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	20,880	3,821
Watts Water Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	1,229	250
Waystar Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	3,760	37
Waystar Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	6,131	289
WESTERN DIGITAL	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	32,571	10,109
Wheaton Precious Metals Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,388	374
WillScot Holdings Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2029	2,987	25
WillScot Holdings Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,357	65
W.W. Grainger, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	1,040	23
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	6,984	(3)
Zoetis, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	10,605	(65)
Zoom Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/15/2030	12,321	(113)
							$18,662
							$0

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
AAON, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(72,054)	6,441
AAON, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(811)	302
Acadia Healthcare Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(18,606)	19,126
Acuity, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,862)	(1,246)
Advanced Micro Devices, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(85,140)	(7,753)
Agilent Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(354)	8
Akamai Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(239)	5
Akamai Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(245,023)	(6,244)
Alamos Gold, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(345)	8
Alaska Air Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(171,151)	(11,347)
Alaska Air Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(30,974)	1,045
Amazon.com, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(254,931)	(33,788)
Ameren Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(54,935)	1,719
Ameren Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(73,663)	(86)
Amkor Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(441)	(12)
Amphenol Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(16,590)	(3,871)
Appfolio, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(2,303)	(14)
Applied Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(249,524)	(13,862)
Archer-Daniels-Midland Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(168,738)	(13,275)
Archer-Daniels-Midland Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(37,474)	(2,739)
Archrock, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(56,513)	(4,362)
Archrock, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(23,886)	199
Arcosa, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(91,826)	(8,173)
Asbury Automotive Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(7,872)	(503)
Asbury Automotive Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(16,936)	(455)
Atlassian Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(18,481)	415
Atmos Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(12,329)	(37)
Ball Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,564)	(962)
Ball Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(57,661)	(3,049)
Bausch + Lomb Corp.	Morgan Stanley	Pay	EFFR + (2.68)%	Termination	11/14/2029	(6,960)	(850)
Bausch + Lomb Corp.	Morgan Stanley	Pay	EFFR + (2.88)%	Termination	05/13/2030	(19,879)	(1,852)
BILL Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(38,396)	(4,542)
Broadcom, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(81,592)	(6,922)
Brookfield Renewable Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(17,046)	(2,671)
Brookfield Renewable Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(93,652)	(7,898)
Builders FirstSource, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(103,971)	(4,772)
Builders FirstSource, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(82,383)	203
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(69,683)	(2,019)
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(102,518)	828
Burlington Stores, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(57,462)	(1,161)
BWX Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(141,467)	(11,778)
Cabot Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(26,025)	78
Cameco Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(520)	(104)
Casella Waste Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(35,999)	(291)
Casella Waste Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(10,500)	(58)
Caterpillar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(168,095)	(28,236)
Celestica, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(23,104)	(3,283)
Celsius Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(6,355)	(181)
CenterPoint Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(21,493)	1,304
CenterPoint Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(8,340)	64
Chemed Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(9,739)	1,823
Chemed Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(9,252)	1,672
Cheniere Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(4,627)	18
Cleveland-Cliffs, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(16,986)	9,569
CMS Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(21,338)	1,197
CMS Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(29,513)	332
CNX Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(13,270)	(1,675)
Coeur Mining, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,590)	(2,718)
Coeur Mining, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(51,353)	(6,874)
Comfort Systems USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(7,507)	(547)
Commercial Metals Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(5,429)	53
Confluent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(33,830)	(6,432)
Confluent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(50,059)	(5,217)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(113,183)	180
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(46,022)	591
Coterra Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(53,298)	(5,160)
Coterra Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(105,632)	(3,834)
CSX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(54,427)	(8,280)
Curtiss-Wright Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,931)	(753)
Cytokinetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(30,033)	136
Cytokinetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(50,849)	(323)
Dell Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(104,823)	(8,829)
Dick's Sporting Goods, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(128,972)	(9,220)
Dominion Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(103,884)	(3,418)
Dominion Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(71,498)	(2,356)
Donaldson Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(9,848)	35
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(64,373)	52,426
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(220,287)	87,397
Doximity, Inc.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	(1,409)	0
DT Midstream, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(188,825)	(28,827)
Duke Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(286,268)	(6,686)
Duke Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(23,954)	(320)
Dycom Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,421)	(834)
Dycom Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(70,384)	(4,030)
Eagle Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(202)	13
Eaton Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(9,282)	(1,403)
Eaton Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(87,820)	(7,573)
Eli Lilly & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(252,568)	3,606
Enbridge, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,928)	(215)
EnerSys	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,544)	206
EnerSys	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(1,372)	226
Ensign Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(98,572)	(14,315)
Ensign Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(43,347)	(2,564)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,178)	(859)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(21,937)	(1,218)
Estee Lauder Cos., Inc.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	(1,446)	0
Fabrinet	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,458)	(7,238)
Fabrinet	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(199,793)	(40,160)
FedEx Corp.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	(11,842)	0
First Majestic Silver Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(87,273)	426
First Solar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,368)	(3,981)
FirstEnergy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(150,411)	(3,992)
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(46,336)	(659)
Flowserve Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(1,518)	15
Fluor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(11,177)	(431)
Flutter Entertainment PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(2,858)	(132)
FMC Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(63,752)	(8,167)
FMC Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(86,256)	(5,856)
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(10,655)	(1,163)
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(71,797)	1,001
Franklin Electric Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,397)	(121)
Franklin Electric Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(9,423)	(56)
Freeport-McMoRan, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(279,131)	(39,084)
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(42,843)	257
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(59,223)	214
GATX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,225)	(162)
GATX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(21,191)	(348)
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(33,724)	(550)
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(318,924)	74
Gitlab, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(46,373)	(3,189)
Glaukos Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(204,514)	(9,618)
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(35,082)	9,010
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(632)	14
GXO Logistics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,120)	(195)
GXO Logistics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(2,581)	(10)
Hershey Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	0	0
Hess Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(120,807)	(7,141)
Hess Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(55,693)	(2,234)
Hewlett Packard Enterprise Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(8,794)	(1,150)
Hexcel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,506)	(2,300)
Hexcel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(14,179)	87
Hologic, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(175,280)	(4,841)
Hormel Foods Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(31,369)	759
Hubbell, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,688)	(3,281)
Hubbell, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(128,649)	(5,713)
Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(353,739)	(56,449)
Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(9,175)	(714)
IDACORP, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(4,387)	(28)
IES Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(4,443)	(830)
IES Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(7,998)	(693)
Insmed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(142,104)	(46,307)
Inspire Medical Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(5,580)	1,144
Inspire Medical Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(389)	52
International Business Machines Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(131,767)	(3,376)
International Paper Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(204,553)	(9,820)
International Paper Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(110,612)	2,518
Itron, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(33,961)	(1,504)
JBT Marel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(115,450)	(1,648)
KLA Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(161,233)	(5,656)
Knife River Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(18,940)	4,491
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(15,654)	(4,154)
Las Vegas Sands Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(57,825)	(5,746)
Las Vegas Sands Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(13,097)	(951)
Levi Strauss & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(388)	(4)
Light & Wonder, Inc.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	(3,075)	0
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(64,294)	(6,408)
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(79,119)	(3,237)
LKQ Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(89,860)	3,493
LKQ Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(52,221)	6,398
Lumen Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(184,788)	9,245
Madison Square Garden Sports Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(24,029)	(1,562)
Madison Square Garden Sports Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(16,507)	(1,055)
Magna International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(13,398)	(758)
Marathon Petroleum Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(18,604)	(579)
Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(126,810)	(879)
Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,056)	(992)
Marzetti Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,041)	(1,254)
Marzetti Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(77,055)	(2,300)
McCormick & Co., Inc./MD	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(42,383)	346
Medtronic PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(135,724)	49
Meta Platforms, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(267,927)	(27,299)
Microchip Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(2,463)	(837)
Microchip Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(27,796)	(4,963)
Microsoft Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,466)	(799)
Microsoft Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(134,301)	(10,301)
Neurocrine Biosciences, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(57,189)	(2,186)
Neurocrine Biosciences, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(33,434)	(1,658)
NextEra Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,757)	(747)
Nordson Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(24,438)	103
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(71,497)	307
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(97,101)	(16,370)
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(59,339)	(8,189)
Nucor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(183,040)	(14,858)
Nucor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(38,473)	(4,057)
Nutrien Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(38,555)	671
NVIDIA Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(65,566)	(982)
NXP Semiconductors NV	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(95,699)	(15,638)
NXP Semiconductors NV	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(137,430)	(7,140)
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(11,465)	(58)
ON Semiconductor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(68,919)	(1,708)
ONEOK, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(222,605)	35,706
Oracle Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(208,573)	(72,602)
Oracle Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(191,301)	(48,115)
Oshkosh Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(20,778)	(4,420)
Oshkosh Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(70,849)	(6,578)
Palo Alto Networks, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(163,098)	(5,094)
Parsons Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(1,794)	(4)
Pembina Pipeline Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(5,777)	(34)
Penske Automotive Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(1,374)	27
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(17,494)	(696)
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(9,184)	(118)
Pinnacle West Capital Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(58,871)	3,156
Pinnacle West Capital Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(92,691)	1,445
Pinterest, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(932)	(32)
Portland General Electric Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(7,679)	265
Portland General Electric Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(79,594)	1,042
Post Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(7,632)	76
Primo Brands Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(29,353)	279
Pure Storage, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(366,727)	(72,025)
QUALCOMM, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(95,715)	(469)
RadNet, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(25,382)	(3,001)
RadNet, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(29,593)	760
Range Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(3,254)	(269)
Range Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(10,859)	(436)
RTX Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(13,434)	3
RXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(1,195)	1,096
RXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(6,744)	5,378
Saia, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(15,891)	10,732
Saia, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(42,742)	(1,144)
Sanmina Corp.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	(391)	0
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/10/2029	(15,236)	97,138
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(33,123)	105,113
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(10,157)	13,935
Sempra	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(12,426)	(877)
Sempra	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	(1,741)	0
SentinelOne, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(15,081)	(535)
Shopify, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(180,407)	(10,168)
Silgan Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(26,331)	(150)
Silgan Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(25,519)	289
Simpson Manufacturing Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(14,910)	536
SiteOne Landscape Supply, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(51,037)	(687)
SiteOne Landscape Supply, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(57,205)	841
Skechers USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(89,854)	(18,088)
Skechers USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(147,654)	(1,271)
Snap, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(25,714)	(1,600)
Snap, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(96,946)	(4,297)
Sonoco Products Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(131,856)	7,494
Southwest Gas Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(82,945)	(3,245)
Spire, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(23,284)	770
Spire, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(25,401)	(53)
Spirit AeroSystems Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(11,216)	(578)
Spirit AeroSystems Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(55,813)	(760)
Starbucks Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(145,967)	2,025
Steel Dynamics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(390,174)	(3,332)
Synopsys, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(275,309)	(30,214)
Synopsys, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(36,913)	(1,810)
Talen Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(126,485)	(7,521)
Targa Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(3,656)	11
Teledyne Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(34,325)	(2,194)
Teledyne Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.58)%	Termination	11/14/2029	(4,098)	(196)
Tetra Tech, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(32,148)	(509)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(1,116)	(30)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(11,157)	(297)
TKO Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(23,108)	(2,113)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(14,353)	101
TransDigm Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(39,537)	(5,745)
TransDigm Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(13,686)	(507)
Trex Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(19,849)	1,427
Trex Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(10,332)	(75)
TTM Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(408)	1
TXNM Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(108,641)	(354)
UFP Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(34,677)	143
UFP Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(40,042)	345
Vail Resorts, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(6,914)	(185)
Valvoline, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(80,057)	(5,222)
Vaxcyte, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(65,865)	37,127
Vaxcyte, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(52,211)	194
Vertex, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(103,850)	(2,651)
Vertex, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(5,088)	339
Watsco, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(117,913)	6,560
Watsco, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(53,878)	5,064
WESCO International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(43,152)	(5,762)
WESCO International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(5,556)	(438)
Westlake Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(33,030)	1,642
Westlake Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(106,682)	2,268
Woodward, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(42,646)	(2,775)
Workiva, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(8,830)	(17)
Workiva, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(2,122)	36
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/14/2029	(170,999)	4,519
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/13/2030	(54,684)	438
							$(498,415)
Net Unrealized Appreciation (Depreciation)							$(479,753)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Gotham Short Strategies ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,047,642	$–	$–	$10,047,642
Money Market Funds	284,021	–	–	284,021
Total Investments	$10,331,663	$–	$–	$10,331,663

Other Financial Instruments:
Total Return Swaps*	$–	$635,632	$–	$635,632
Total Other Financial Instruments	$–	$635,632	$–	$635,632

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$–	$(1,115,385)	$–	$(1,115,385)
Total Other Financial Instruments	$–	$(1,115,385)	$–	$(1,115,385)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.